Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2024	Sep. 30, 2023
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

20. SUBSEQUENT EVENTS

On September 18, 2024, the group entered into a securities purchase agreement (the “SPA”) with certain institutional investors (the “Investors”), pursuant to which, at the closing, the Company agreed to issue to the Investors, (i) convertible promissory notes in the aggregate principal amount of US$10,830,000, bearing interest at a rate of 8% per annum and having a term of one year from issuance date, issuable with an aggregate original issue discount of US$800,000 (the “Notes”), and (ii) 9,300,000 ordinary shares of the Company (the “Ordinary Shares”) in aggregate at the purchase price equal to par value US$0.00025 per share, which is for pre-delivery and subject to the Company’s repurchase right upon repayment of the notes. The Notes are convertible into Ordinary Shares at the conversion price equal to the lower of (i) US$1.20, or (ii) 70% of the lowest closing price of Ordinary Shares during the 60-trading day period immediately preceding the conversion date, subject to certain adjustments and beneficial ownership limitations. The closing is anticipated to occur in early October 2024, subject to satisfaction of customary closing conditions.

In addition, pursuant to the SPA, the Company (i) granted the Investors the right to participate up to thirty percent (30%) in future equity or equity-linked financing during the period beginning on the closing date and ending twelve (12) months after the date that the Notes are repaid, and (ii) granted the Investors the right to reinvest up to US$10,000,000 on the same terms and conditions under the SPA, the Notes and other transaction documents. The Company has the option to prepay the Notes with payment of an amount equal to 120% of the outstanding balance amount. In the event that the Company receives a delisting notice from the Nasdaq Stock Market LLC, the Investors have rights to request redemption of the Notes by the Company. In the event that the Company has redeemed an amount equal to half of original principal amount in cash, any subsequent redemption in cash is subject to a twenty-five percent (25%) premium. The SPA and the Notes contain certain other representations and warranties, covenants and events of default customary for similar transactions.

Concurrently with the entry into the SPA, the Company entered into a registration rights agreement (the “RRA”) with the Investors, pursuant to which the Company agreed to register the resale of the Ordinary Shares issued or issuable under the SPA or the Notes on a registration statement with the SEC.

The group had received $10 million up to November 26, 2024.

The Group has evaluated subsequent events through the date these consolidated financial statements are issued on November 26, 2024. The Group did not identify any subsequent events with a material financial impact on the Group’s consolidated financial statements except for the issuing of convertible bonds.

20. SUBSEQUENT EVENTS

List on Nasdaq Capital Market

In December, 2023, the Company completed its initial public offering and was listed on the Nasdaq Capital Market under the symbol “LGCB”. 1,500,000 ordinary shares were issued at a price of $4.00 per share for net proceeds of approximately $5.4 million, after deducting underwriting discounts, commissions and other offering expense of $0.6 million. After the initial public offering, there were 21,500,000 ordinary shares outstanding, with par value of $0.00025.

The Group has evaluated subsequent events through the date these consolidated financial statements are issued on April 12, 2024. The Group did not identify any subsequent events with a material financial impact on the Group’s consolidated financial statements.